Share capital and other reserves - Movements in reserves (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Balance at the beginning	£ (938)
Cumulative translation differences	(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	111,611
Share acquisition	50,740
Capital reorganization (note 7)	74,265
Balance at the end	61,561
Share premium.
Balance at the beginning	0
Issuance of warrants to American, Avolon and Virgin (note 21)	103,053
Capital reorganization (note 7)	74,265
PIPE investment	71,036
Balance at the end	248,354
Other reserves
Balance at the beginning	4,117
Issuance of Z-Shares to American (note 7)	16,739
Debt to equity conversion of related party loan (note 27)	9,000
Debt to equity conversion of Microsoft and Rocket loan	25,000
Transfer of intergroup share capital	(15)
Cumulative translation differences	(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	8,558
Share acquisition	50,724
Balance at the end	£ 63,314